Income Taxes - Reconciliation of Effective Tax Rate and Statutory Federal Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. statutory federal income tax rate			21.00%	21.00%
State income taxes, net of federal income tax benefit			7.10%	6.90%
Change in fair value of financial instruments			3.00%	0.00%
Tax credits			0.40%	1.00%
Valuation allowance			(30.50%)	(29.00%)
Non-deductible expenses			(0.90%)	0.00%
Other			(0.40%)	(0.20%)
Effective tax rate	1.30%	0.20%	(0.30%)	(0.30%)